Related party (Details) - Schedule of related parties had transactions	12 Months Ended
Dec. 31, 2022
Brera Calcio AS [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Brera Calcio AS
Nature of relationship	Shareholder of the Company being the president of this entity
Fudbalski Klub Akademija Pandev [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Fudbalski Klub Akademija Pandev
Nature of relationship	Goran Pandev, the director of the Company, is the founder and owner of this entity
Alessandro Aleotti [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Alessandro Aleotti
Nature of relationship	Shareholder, Chief Strategy Officer and Director of the Company
Marco Sala [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Marco Sala
Nature of relationship	Shareholder of the Company and former Director of Brera Milano
Max Srl [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Max Srl
Nature of relationship	Shareholder of the Company
Stefano Locatelli [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Stefano Locatelli
Nature of relationship	Shareholder of the Company
Christian Rocca [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Christian Rocca
Nature of relationship	Shareholder of the Company
Sergio Carlo Scalpelli [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Sergio Carlo Scalpelli
Nature of relationship	Shareholder, Chief Executive Officer and Director of the Company
Adrio Maria de Carolis [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Adrio Maria de Carolis
Nature of relationship	Shareholder of the Company
Francesca Duva [Member]
Related party (Details) - Schedule of related parties had transactions [Line Items]
Name of the related parties	Francesca Duva
Nature of relationship	Director of Brera Milano